Significant Accounting Policies - Mezzanine Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	May 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Amount of cash received			$ 135,579
Direct issuance costs			4,511
Other expense		$ (2)	$ (3,102)
Series B Preferred Stock
Redemption price per share		$ 18.041	$ 18.041
Amount of cash received	$ 135,579
Direct issuance costs	4,511
Issue price per share		18.041	18.041
Series A-1 Preferred Stock
Redemption price per share		18.041	$ 18.041
Number of shares redeemed			334,831
Amount of shares redeemed			$ 6,041
Amount paid for termination			$ 3,100
Other expense	$ 3,100
Issue price per share		$ 1.806775	$ 1.806775	$ 1.806775
Warrant common stock
Number of warrants issued			1,755,557
Warrants to purchase common stock		1	1
Exercise price of warrants		$ 0.01	$ 0.01